UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [ ]       Amendment Number: __

Institutional Investment Manager Filing this Report:

Name:     Fort Point Capital Management LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA 94104

Form 13F File Number: 028-10129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert A. Riemer
Title:    Chief Financial Officer
Phone:    (415) 394-0450

Signature, Place, and Date of Signing:

/s/ Robert A. Riemer      San Francisco, CA        02/12/04
--------------------      -----------------        --------
     [Signature]            [City, State]           [Date]

Report Type:

     [X]  13F HOLDINGS REPORT

     [ ]  13F NOTICE

     [ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           59

Form 13F Information Table Value Total: $202,115,539

List of Other Included Managers:

No.               Name
---               ----
(1)            ___________ *

* Mr. _________ is the Investment Manager to _________________ and its affiliate, ____________. __________ and ____________ are treated as a single entity for purposes of the Information Table.

                                                                                            IN-
                                                                                            VEST-
                                                                                            MENT
                                                                                            DIS-
                                TITLE OF      CUSIP        MARKET      SHARES OR  SH/ PUT/  CRE-                VOTING AUTHORITY
NAME OF ISSUER                   CLASS        NUMBER       VALUE        PRN AMT   PRN CALL  TION   MANAGER     SOLE    SHARED  NONE
--------------                   -----        ------      --------      -------   --- ----  ----   -------     ----    ------  ----
ACXIOM CORP                      OTC IS      5125109    $  6,783,667     364,126  SH        SOLE    650        364,126  0       0
ALCAN INC                        COMMON      13716105   $  7,758,488     165,250  SH        SOLE    650        165,250  0       0
ALTIRIS INC                      COMMON      02148M100  $    926,592      25,400  SH        SOLE    650         25,400  0       0
ASPECT TELECOMMUNICATIONS        OTC IS      04523Q102  $  4,218,008     267,810  SH        SOLE    650        267,810  0       0
BALL CORP W/RTS TO PUR P/S       COMMON      58498106   $  7,928,052     133,088  SH        SOLE    650        133,088  0       0
BEST BUY COMPANY  INC            COMMON      86516101   $  1,619,440      31,000  SH        SOLE    650         31,000  0       0
BIG 5 SPORTING GOODS CORP        OTC IS      08915P101  $  2,942,784     140,467  SH        SOLE    650        140,467  0       0
BIOLASE TECHNOLOGY CORP          OTC IS      90911108   $  1,079,000      65,000  SH        SOLE    650         65,000  0       0
CALL BEST BUY COMP JAN 50.00     CALL OPTION 0865164AJ  $    189,800      65,000      C     SOLE    650         65,000  0       0
CALL K MART CORP JAN 5.00        CALL OPTION 4825844AA  $         --     125,000      C     SOLE    650        125,000  0       0
CALL K MART CORP JAN 7.50        CALL OPTION 4825844AU  $         --     100,000      C     SOLE    650        100,000  0       0
CALL SANTA FE INTL CR JAN 25.00  CALL OPTION G3930E4AE  $     60,000     100,000      C     SOLE    650        100,000  0       0
CALL TRANSOCEAN SEDCO JAN 22.50  CALL OPTION G900784AX  $    262,500     150,000      C     SOLE    650        150,000  0       0
CENDANT CORP                     COMMON      151313103  $  3,937,336     176,800  SH        SOLE    650        176,800  0       0
CHECK POINT SOFTWARE             OTC IS      M22465104  $  3,114,042     184,700  SH        SOLE    650        184,700  0       0
CHIQUITA BRANDS INTERNATIO       COMMON      170032809  $  2,818,503     125,100  SH        SOLE    650        125,100  0       0
COSTCO WHOLESALE CORP-NEW        OTC IS      22160K105  $  3,494,920      94,000  SH        SOLE    650         94,000  0       0
DIGITALTHINK INC                 OTC IS      25388M100  $  2,144,721     763,246  SH        SOLE    650        763,246  0       0
EXACT SCIENCES CORP              OTC IS      30063P105     $ 514,096      50,800  SH        SOLE    650         50,800  0       0
GLOBALSANTAFE CORP               COMMON      G3930E101  $  2,607,150     105,000  SH        SOLE    650        105,000  0       0
GYMBOREE CORP                    OTC IS      403777105  $  2,705,110     157,000  SH        SOLE    650        157,000  0       0
HARTMARX CORP W/RTS TO PUR       COMMON      417119104     $ 936,999     224,700  SH        SOLE    650        224,700  0       0
IGEN INC                         OTC IS      449536101  $  5,751,599      97,700  SH        SOLE    650         97,700  0       0
IN FOCUS SYSTEMS INC             OTC IS      45665B106  $  1,936,000     200,000  SH        SOLE    650        200,000  0       0
INTERACTIVECORP                  OTC IS      45840Q101  $  5,598,450     165,000  SH        SOLE    650        165,000  0       0
INTERVOICE INC                   OTC IS      461142101  $  2,042,257     172,052  SH        SOLE    650        172,052  0       0
ISTAR FINANCIAL INC              COMMON      45031U101  $  7,293,750     187,500  SH        SOLE    650        187,500  0       0
ITRON INC                        OTC IS      465741106     $ 468,180      25,500  SH        SOLE    650         25,500  0       0
JACUZZI BRANDS INC               COMMON      469865109  $  1,132,982     159,800  SH        SOLE    650        159,800  0       0
LEHMAN BROTHERS HOLDINGS I       COMMON      524908100  $  6,903,468      89,400  SH        SOLE    650         89,400  0       0
MACROMEDIA INC                   OTC IS      556100105  $  2,577,300     145,200  SH        SOLE    650        145,200  0       0
MENTOR CORP MINN                 OTC IS      587188103  $  7,232,436     300,600  SH        SOLE    650        300,600  0       0
MI DEVELOPMENTS INC SUB VT       OTC IS      55304X104  $  3,660,312     131,100  SH        SOLE    650        131,100  0       0
MICROSOFT CORP                   OTC IS      594918104  $  8,315,006     303,800  SH        SOLE    650        303,800  0       0
MINDSPEED TECHNOLOGIES INC       COMMON      602682106  $  2,024,175     295,500  SH        SOLE    650        295,500  0       0
NOVELL INC                       OTC IS      670006105  $  4,500,522     427,400  SH        SOLE    650        427,400  0       0
NU SKIN ENTERPRISES INC          COMMON      67018T105  $  5,681,451     332,443  SH        SOLE    650        332,443  0       0
PACTIV CORP                      COMMON      695257105  $  7,170,000     300,000  SH        SOLE    650        300,000  0       0
PATTERSON ENERGY INC             OTC IS      703481101  $  4,287,486     130,200  SH        SOLE    650        130,200  0       0
PENWEST PHARMACEUTICALS CO       OTC IS      709754105  $  2,246,400     130,000  SH        SOLE    650        130,000  0       0
PETSMART INC                     OTC IS      716768106  $  3,746,120     157,400  SH        SOLE    650        157,400  0       0
PMI GROUP INC                    COMMON      69344M101  $  5,584,500     150,000  SH        SOLE    650        150,000  0       0
POWERWAVE TECHNOLOGIES INC       OTC IS      739363109  $  1,586,700     205,000  SH        SOLE    650        205,000  0       0
PRAECIS PHARMACEUTICALS IN       OTC IS      739421105  $  3,925,824     609,600  SH        SOLE    650        609,600  0       0
PRUDENTIAL FINANCIAL INC         OTC IS      744320102  $  7,578,039     181,423  SH        SOLE    650        181,423  0       0
PUT KLA INSTRUMENTS JAN 55.00    PUT OPTION  4824804MK      $ 40,000      80,000      P     SOLE    650         80,000  0       0
RAYTHEON CO                      COMMON      755111507  $  6,548,720     218,000  SH        SOLE    650        218,000  0       0
ROYAL GOLD INC                   OTC IS      780287108  $  1,293,474      61,800  SH        SOLE    650         61,800  0       0
SUNOPTA INC                      OTC IS      8676EP108  $  2,169,050     235,000  SH        SOLE    650        235,000  0       0
SURMODICS INC                    OTC IS      868873100     $ 505,662      21,300  SH        SOLE    650         21,300  0       0
THERMA-WAVE INC                  OTC IS      88343A108  $  2,145,789     363,693  SH        SOLE    650        363,693  0       0
THQ INCE                         OTC IS      872443403  $  2,621,050     155,000  SH        SOLE    650        155,000  0       0
TRACTOR SUPPLY CO                OTC IS      892356106  $  4,874,250     125,000  SH        SOLE    650        125,000  0       0
UNITED THERAPEUTICS CORP D       OTC IS      91307C102  $  2,774,609     120,898  SH        SOLE    650        120,898  0       0
VALERO ENERGY CORP NEW           COMMON      91913Y100  $  8,169,742     176,300  SH        SOLE    650        176,300  0       0
VERIZON COMMUNICATIONS           COMMON      92343V104  $  7,893,000     225,000  SH        SOLE    650        225,000  0       0
VIACOM INC-CL B                  COMMON      925524308  $  5,796,028     130,600  SH        SOLE    650        130,600  0       0
WTS AXONYX INC                   NQBI        AXYXWTS    $         --      46,565  SH        SOLE    650         46,565  0       0
WTS SUPERCONDUCTOR TECH INC      OTC IS      SUPERWTS   $         --      70,165  SH        SOLE    650         70,165  0       0
                                                        ------------  ----------                            ----------
TOTAL                                                   $202,115,539  10,539,426                            10,539,426
                                                        ============  ==========                            ==========